Scope of Consolidation - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information about Consolidated Structured Entities [Line Items]
Positive or negative exchange rate effect	€ (63)	€ (155)	€ 302
Cash flow without exchange rate effect	€ (1,552)	(551)	€ 434
TIM Brasil group [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Proportion of ownership interests held by non-controlling interests	33.40%
Increase (decrease) in cash and cash equivalents	€ (512)	(744)
Positive or negative exchange rate effect	(67)	(146)
Cash flow without exchange rate effect	€ (445)	€ (598)
TIM Brasil group [member] | Tim Celular S.A. and Tim S.A. [member] | Business unit [member]
Disclosure of Information about Consolidated Structured Entities [Line Items]
Proportion of share capital of operating companies	100.00%